Cost of goods sold (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Material and other inventory costs	$ 517,204	$ 539,006	$ 569,794
Inventory change	(1,078)	(27,408)	(9,278)
Contract labor and related expenses	46,600	61,756	61,405
Energy and fuel costs	99,600	96,346	104,619
Depreciation, depletion, and amortization	108,716	99,941	91,079
Freight expense	48,940	49,988	55,313
Distribution expense	81,629	77,790	71,343
Repairs and maintenance	41,262	50,892	40,133
Taxes and fees, other than income taxes	18,063	16,898	15,934
Short-term lease rentals	25,372	27,395	22,433
Risk insurance, including loss retention	17,695	15,239	12,201
Cost of goods sold	1,229,202	1,217,738	1,228,112
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Payroll and related expenses	220,149	216,157	196,514
Depreciation, depletion, and amortization	91,492	84,855	79,360
Short-term lease rentals	23,210	24,810	22,325
Other	$ 24,436	$ 11,409	$ 8,449